[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

December 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Multistate Trust II

                                                             File Nos. 333-14729 and 811-07755

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 29 and Amendment No. 33 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund, Nuveen New York Municipal Bond Fund and Nuveen California High Yield Municipal Bond Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that this Amendment will become 60 days after the filing of the Amendment. The sole purpose of this Amendment is to add a new share class, Class C shares, and to rename the current Class C shares into Class C2 shares.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures